Quarterly Report
January 31, 2023
MFS®  Intermediate
Income Trust
MIN-Q1

Portfolio of Investments
1/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 98.3%
Aerospace & Defense – 1.6%
Boeing Co., 1.167%, 2/04/2023	$1,135,000	$1,134,808
Boeing Co., 1.433%, 2/04/2024	2,269,000	2,186,817
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	2,486,000	2,411,244
		$5,732,869
Asset-Backed & Securitized – 3.9%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.029%, 11/15/2054 (i)	$10,462,999	$593,273
ACREC 2021-FL1 Ltd., “AS”, FLR, 5.97% (LIBOR - 1mo. + 1.5%), 10/16/2036 (n)	1,087,000	1,041,623
Arbor Realty Trust, Inc., CLO, 2021-FL3, “AS”, FLR, 5.854% (LIBOR - 1mo. + 1.4%), 8/15/2034 (n)	1,112,500	1,052,723
AREIT 2022-CRE6 Trust, “AS”, FLR, 5.96% (SOFR - 30 day + 1.65%), 1/16/2037 (n)	1,522,500	1,433,332
BDS 2021-FL9 Ltd., “A”, FLR, 5.54% (LIBOR - 1mo. + 1.07%), 11/16/2038 (n)	958,000	921,662
Brazos Securitization LLC, 5.014%, 3/01/2034 (n)	800,000	800,599
BSPDF 2021-FL1 Issuer Ltd., “A”, FLR, 5.654% (LIBOR - 1mo. + 1.2%), 10/15/2036 (n)	599,000	572,749
BSPDF 2021-FL1 Issuer Ltd., “AS”, FLR, 5.934% (LIBOR - 1mo. + 1.48%), 10/15/2036 (n)	774,500	752,440
BXMT 2021-FL4 Ltd., “AS”, FLR, 5.759% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)	2,000,000	1,917,465
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	1,676,352	1,587,301
LoanCore 2021-CRE6 Ltd., “AS”, FLR, 6.109% (LIBOR - 1mo. + 1.65%), 11/15/2038 (n)	1,500,000	1,415,357
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 5.705% (LIBOR - 1mo. + 1.2%), 11/25/2036 (n)	638,622	619,267
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 6.005% (LIBOR - 1mo. + 1.5%), 11/25/2036 (n)	199,500	190,928
Shackleton 2015-8A CLO Ltd., “A1R”, FLR, 5.727% (LIBOR - 3mo. + 0.92%), 10/20/2027 (n)	743,027	739,117
		$13,637,836
Automotive – 2.4%
Hyundai Capital America, 5.875%, 4/07/2025 (n)	$2,094,000	$2,115,361
Hyundai Capital America, 1.65%, 9/17/2026 (n)	1,000,000	883,872
Stellantis Finance US, Inc., 1.711%, 1/29/2027 (n)	1,150,000	1,013,979
Stellantis N.V., 2.691%, 9/15/2031 (n)	532,000	428,775
Volkswagen Group of America Finance LLC, 2.85%, 9/26/2024 (n)	1,765,000	1,701,888
Volkswagen Group of America Finance LLC, 1.625%, 11/24/2027 (n)	1,500,000	1,294,064
Volkswagen Group of America Finance LLC, 3.75%, 5/13/2030 (n)	1,000,000	911,524
		$8,349,463
Broadcasting – 0.6%
Warnermedia Holdings, Inc., 4.279%, 3/15/2032 (n)	$2,524,000	$2,246,246
Brokerage & Asset Managers – 2.5%
Brookfield Finance, Inc., 2.724%, 4/15/2031	$2,844,000	$2,395,244
Charles Schwab Corp., 3.3%, 4/01/2027	3,150,000	3,032,146
Low Income Investment Fund, 3.386%, 7/01/2026	705,000	678,815
Low Income Investment Fund, 3.711%, 7/01/2029	1,905,000	1,758,052
National Securities Clearing Corp., 1.5%, 4/23/2025 (n)	1,117,000	1,042,617
		$8,906,874
Business Services – 0.9%
Tencent Holdings Ltd., 2.88%, 4/22/2031 (n)	$1,499,000	$1,295,646
Western Union Co., 1.35%, 3/15/2026	1,968,000	1,750,935
		$3,046,581
Cable TV – 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	$1,350,000	$1,343,061
Computer Software – 0.7%
Dell International LLC/EMC Corp., 5.85%, 7/15/2025	$399,000	$406,561
Dell International LLC/EMC Corp., 4.9%, 10/01/2026	2,054,000	2,042,469
		$2,449,030

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software - Systems – 1.3%
Apple, Inc., 3.35%, 2/09/2027	$2,700,000	$2,625,615
VMware, Inc., 1.4%, 8/15/2026	2,333,000	2,065,903
		$4,691,518
Conglomerates – 0.8%
Regal Rexnord Corp., 6.05%, 4/15/2028 (n)	$933,000	$947,196
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	1,760,000	1,748,271
		$2,695,467
Consumer Products – 0.2%
GSK Consumer Healthcare Capital US LLC, 3.375%, 3/24/2029	$860,000	$793,266
Consumer Services – 1.7%
Booking Holdings, Inc., 3.55%, 3/15/2028	$2,737,000	$2,620,524
Conservation Fund, 3.474%, 12/15/2029	563,000	495,959
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	480,000	387,930
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2027 (n)	1,525,000	1,149,300
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	1,392,000	909,379
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	480,000	272,320
		$5,835,412
Containers – 0.4%
Berry Global, Inc., 1.65%, 1/15/2027	$1,542,000	$1,348,957
Electronics – 1.1%
Broadcom, Inc., 3.469%, 4/15/2034 (n)	$2,055,000	$1,703,857
Broadcom, Inc., 3.137%, 11/15/2035 (n)	1,845,000	1,432,377
Qorvo, Inc., 1.75%, 12/15/2024 (n)	634,000	593,221
		$3,729,455
Emerging Market Quasi-Sovereign – 1.0%
DAE Funding LLC (United Arab Emirates), 1.55%, 8/01/2024 (n)	$613,000	$578,891
DAE Funding LLC (United Arab Emirates), 2.625%, 3/20/2025 (n)	1,000,000	943,330
Qatar Petroleum, 2.25%, 7/12/2031 (n)	1,635,000	1,388,753
Sinopec Capital (2013) Ltd. (People's Republic of China), 3.125%, 4/24/2023 (n)	733,000	730,017
		$3,640,991
Energy - Integrated – 1.2%
Eni S.p.A., 4%, 9/12/2023 (n)	$1,327,000	$1,317,579
Exxon Mobil Corp., 3.294%, 3/19/2027	3,000,000	2,923,008
		$4,240,587
Financial Institutions – 3.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.875%, 1/16/2024	$1,719,000	$1,709,244
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.5%, 7/15/2025	2,326,000	2,368,566
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	332,000	278,750
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	3,123,000	3,026,229
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	583,000	526,177
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	869,000	749,949
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	2,336,000	2,012,545
		$10,671,460
Food & Beverages – 2.0%
Constellation Brands, Inc., 4.4%, 11/15/2025	$3,306,000	$3,276,646
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.125%, 2/01/2028 (n)	937,000	916,595
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029 (n)	1,451,000	1,245,466
JDE Peet's N.V., 1.375%, 1/15/2027 (n)	1,931,000	1,675,323
		$7,114,030

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – 1.7%
GLP Capital LP/GLP Financing II, Inc., 4%, 1/15/2031	$3,055,000	$2,697,648
Hyatt Hotels Corp., 1.8%, 10/01/2024	1,286,000	1,220,173
Marriott International, Inc., 5.75%, 5/01/2025	29,000	29,493
Marriott International, Inc., 2.85%, 4/15/2031	802,000	682,599
Marriott International, Inc., 2.75%, 10/15/2033	1,750,000	1,418,886
		$6,048,799
Industrial – 0.3%
Howard University, Washington D.C., AGM, 2.757%, 10/01/2027	$1,250,000	$1,128,362
Insurance – 1.3%
AIA Group Ltd., 3.375%, 4/07/2030 (n)	$563,000	$518,918
Corebridge Financial, Inc., 3.85%, 4/05/2029 (n)	2,500,000	2,333,352
Sammons Financial Group, Inc., 4.75%, 4/08/2032 (n)	2,000,000	1,741,655
		$4,593,925
Insurance - Health – 0.2%
Humana, Inc., 3.7%, 3/23/2029	$867,000	$817,467
Insurance - Property & Casualty – 1.7%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$3,110,000	$3,007,373
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	2,971,000	2,885,739
		$5,893,112
Internet – 0.4%
Baidu, Inc., 3.875%, 9/29/2023	$1,361,000	$1,347,717
Machinery & Tools – 1.0%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$472,000	$467,804
CNH Industrial N.V., 3.85%, 11/15/2027	3,066,000	2,979,523
		$3,447,327
Major Banks – 11.0%
Bank of America Corp., 4.125%, 1/22/2024	$2,876,000	$2,856,356
Bank of America Corp., 1.734% to 7/22/2026, FLR (SOFR - 1 day + 0.96%) to 7/22/2027	2,224,000	1,992,733
Barclays PLC, 2.279% to 11/24/2026, FLR (CMT - 1yr. + 1.05%) to 11/24/2027	1,435,000	1,286,350
BNP Paribas S.A., 2.591% to 1/20/2027, FLR (SOFR - 1 day + 1.228%) to 1/20/2028 (n)	1,723,000	1,562,582
Deutsche Bank AG, 1.447% to 4/01/2024, FLR (SOFR - 1 day + 1.131%) to 4/01/2025	2,012,000	1,900,359
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	457,000	403,906
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	150,000	157,835
Goldman Sachs Group, Inc., 3.5%, 4/01/2025	1,500,000	1,456,085
Goldman Sachs Group, Inc., 1.093% to 12/09/2025, FLR (SOFR - 1 day + 0.789%) to 12/09/2026	894,000	799,143
HSBC Holdings PLC, 2.251% to 11/22/2026, FLR (SOFR - 1 day + 1.1%) to 11/22/2027	1,446,000	1,297,914
JPMorgan Chase & Co., 2.005% to 3/13/2025, FLR (SOFR - 1 day + 1.585%) to 3/13/2026	2,500,000	2,351,795
JPMorgan Chase & Co., 2.58% to 4/22/2031, FLR (SOFR - 1 day + 1.25%) to 4/22/2032	2,250,000	1,893,836
Lloyds Banking Group PLC, 3.511% to 3/18/2025, FLR (CMT - 1yr. + 1.6%) to 3/18/2026	2,546,000	2,449,824
Morgan Stanley, 3.875%, 1/27/2026	5,400,000	5,273,330
Morgan Stanley, 3.625%, 1/20/2027	824,000	798,693
Morgan Stanley, 3.95%, 4/23/2027	290,000	280,328
Morgan Stanley, 1.512% to 7/20/2026, FLR (SOFR - 1 day + 0.858%) to 7/20/2027	977,000	871,708
NatWest Group PLC, 4.269% to 3/22/2024, FLR (LIBOR - 3mo. + 1.762%) to 3/22/2025	2,621,000	2,587,185
NatWest Markets PLC, 3.479%, 3/22/2025 (n)	585,000	564,809
Standard Chartered PLC, 6.17%, 1/09/2027 (n)	1,750,000	1,792,866
Sumitomo Mitsui Trust Bank Ltd., 0.85%, 3/25/2024 (n)	946,000	900,930
UBS Group AG, 1.008% to 7/30/2023, FLR (CMT - 1yr. + 0.83%) to 7/30/2024 (n)	770,000	753,882
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	2,449,000	2,358,110
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	2,088,000	1,894,250
		$38,484,809

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – 1.3%
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	$1,250,000	$1,258,314
Thermo Fisher Scientific, Inc., 1.215%, 10/18/2024	3,589,000	3,389,619
		$4,647,933
Metals & Mining – 2.1%
Anglo American Capital PLC, 4.75%, 4/10/2027 (n)	$1,547,000	$1,539,897
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	744,000	650,859
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	870,000	747,255
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	1,518,000	1,512,985
Glencore Funding LLC, 1.625%, 4/27/2026 (n)	1,191,000	1,072,271
Glencore Funding LLC, 3.875%, 10/27/2027 (n)	1,887,000	1,799,230
		$7,322,497
Midstream – 1.6%
Enbridge, Inc., 2.5%, 2/14/2025	$483,000	$459,584
Enbridge, Inc., 3.125%, 11/15/2029	1,506,000	1,357,649
MPLX LP, 4%, 3/15/2028	1,395,000	1,339,459
Plains All American Pipeline LP, 3.8%, 9/15/2030	1,510,000	1,371,776
Targa Resources Corp., 4.2%, 2/01/2033	357,000	323,531
Targa Resources Corp., 6.125%, 3/15/2033	577,000	601,908
		$5,453,907
Mortgage-Backed – 0.7%
Fannie Mae, 6.5%, 11/01/2031	$312,492	$327,170
Freddie Mac, 3.064%, 8/25/2024	1,418,162	1,383,908
Freddie Mac, 3.187%, 9/25/2027	550,000	531,761
Freddie Mac, 6%, 8/01/2034	4,659	4,840
Ginnie Mae, 6%, 6/15/2033 - 10/15/2036	230,607	241,706
		$2,489,385
Municipals – 5.4%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.06%, 12/01/2025	$2,685,000	$2,607,258
California Earthquake Authority Rev., Taxable, “B”, 1.477%, 7/01/2023	405,000	398,952
Gainesville, TX, Hospital District, Taxable, “A”, 5.711%, 8/15/2033	2,330,000	2,427,779
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 3%, 6/01/2046	675,000	627,709
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 3.839%, 10/01/2036	110,000	91,752
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., Taxable, “A”, 2.641%, 7/01/2037	2,070,000	1,897,764
Michigan Finance Authority Hospital Refunding Rev., Taxable (Trinity Health Credit Group), “T”, 3.084%, 12/01/2034	2,500,000	2,210,611
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	211,559	202,530
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, Taxable, “B”, AGM, 0%, 2/15/2023	3,704,000	3,697,451
Rhode Island Student Loan Authority, Education Loan Rev., Taxable, “2”, 2.348%, 12/01/2040	420,000	395,170
Syracuse, NY, Industrial Development Agency PILOT Rev., Taxable (Carousel Center Project), “B”, 5%, 1/01/2036 (n)	3,635,000	2,494,870
University of California, General Taxable Rev., Taxable, “BG”, 1.614%, 5/15/2030	2,010,000	1,668,172
		$18,720,018
Network & Telecom – 0.4%
Verizon Communications, Inc., 2.355%, 3/15/2032	$1,726,000	$1,421,887
Oils – 0.3%
Marathon Petroleum Corp., 3.625%, 9/15/2024	$1,003,000	$984,833
Other Banks & Diversified Financials – 0.5%
Macquarie Group Ltd., 1.34% to 1/12/2026, FLR (SOFR - 1 day + 1.069%) to 1/12/2027 (n)	$1,784,000	$1,585,566

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate - Retail – 2.2%
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	$2,349,000	$2,148,291
Realty Income Corp., REIT, 3.4%, 1/15/2028	2,875,000	2,735,876
Regency Centers Corp., 3.7%, 6/15/2030	3,000,000	2,717,037
		$7,601,204
Retailers – 1.1%
Alibaba Group Holding Ltd., 2.8%, 6/06/2023	$1,605,000	$1,592,272
Kohl's Corp., 9.5%, 5/15/2025	1,634,000	1,740,722
Nordstrom, Inc., 2.3%, 4/08/2024	518,000	491,644
		$3,824,638
Specialty Stores – 0.6%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$2,631,000	$2,152,737
Telecommunications - Wireless – 2.7%
American Tower Corp., REIT, 3.55%, 7/15/2027	$4,000,000	$3,777,687
Crown Castle International Corp., REIT, 2.25%, 1/15/2031	1,000,000	834,639
Crown Castle, Inc., REIT, 3.65%, 9/01/2027	947,000	903,584
Rogers Communications, Inc., 3.2%, 3/15/2027 (n)	1,739,000	1,635,445
T-Mobile USA, Inc., 3.875%, 4/15/2030	2,500,000	2,341,453
		$9,492,808
Tobacco – 1.1%
B.A.T. Capital Corp., 4.7%, 4/02/2027	$2,000,000	$1,959,495
Imperial Brands Finance PLC, 6.125%, 7/27/2027 (n)	523,000	537,041
Philip Morris International, Inc., 5.75%, 11/17/2032	1,273,000	1,338,613
		$3,835,149
Transportation - Services – 0.8%
Element Fleet Management Corp., 1.6%, 4/06/2024 (n)	$2,990,000	$2,851,352
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 4.93%, 1/01/2024	$9,003	$8,897
Small Business Administration, 5.36%, 11/01/2025	50,458	49,852
Small Business Administration, 5.39%, 12/01/2025	28,315	28,203
		$86,952
U.S. Treasury Obligations – 29.6%
U.S. Treasury Notes, 2.5%, 8/15/2023	$12,710,000	$12,555,097
U.S. Treasury Notes, 2.75%, 2/15/2024	8,385,000	8,215,007
U.S. Treasury Notes, 2.375%, 8/15/2024	9,230,000	8,943,726
U.S. Treasury Notes, 2%, 2/15/2025 (f)	9,900,000	9,480,410
U.S. Treasury Notes, 2%, 8/15/2025	5,225,000	4,974,772
U.S. Treasury Notes, 2.25%, 11/15/2025	5,086,000	4,865,276
U.S. Treasury Notes, 2%, 11/15/2026	6,254,000	5,869,232
U.S. Treasury Notes, 1.625%, 11/30/2026	7,750,000	7,175,713
U.S. Treasury Notes, 1.875%, 2/28/2027	10,066,500	9,373,249
U.S. Treasury Notes, 2.375%, 5/15/2027	4,075,000	3,865,201
U.S. Treasury Notes, 0.5%, 6/30/2027	6,500,000	5,670,996
U.S. Treasury Notes, 0.375%, 9/30/2027	5,672,000	4,887,447
U.S. Treasury Notes, 1.75%, 11/15/2029	4,500,000	4,033,301
U.S. Treasury Notes, 1.5%, 2/15/2030	5,043,500	4,427,247
U.S. Treasury Notes, 1.875%, 2/15/2032	6,605,500	5,796,068
U.S. Treasury Notes, 4.125%, 11/15/2032	3,400,000	3,576,906
		$103,709,648

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – 4.5%
Enel Americas S.A., 4%, 10/25/2026	$252,000	$246,942
Enel Finance International N.V., 6.8%, 10/14/2025 (n)	895,000	927,426
FirstEnergy Corp., 4.15%, 7/15/2027	2,827,000	2,701,622
ITC Holdings Corp., 2.95%, 5/14/2030 (n)	3,000,000	2,636,286
Liberty Utilities Finance Co., 2.05%, 9/15/2030 (n)	3,000,000	2,372,834
Pacific Gas & Electric Co., 1.7%, 11/15/2023	435,000	423,701
Pacific Gas & Electric Co., 3.25%, 2/16/2024	926,000	908,909
Pacific Gas & Electric Co., 5.45%, 6/15/2027	401,000	402,609
Pacific Gas & Electric Co., 2.1%, 8/01/2027	952,000	835,241
Southern California Edison, 6.65%, 4/01/2029	816,000	866,089
Transelec S.A., 4.625%, 7/26/2023 (n)	927,000	922,235
Transelec S.A., 4.25%, 1/14/2025 (n)	228,000	223,046
Vistra Operations Co. LLC, 4.875%, 5/13/2024 (n)	2,446,000	2,414,055
		$15,880,995
Total Bonds		$344,296,130
Investment Companies (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 4.29% (v)	3,476,165	$3,476,513

Other Assets, Less Liabilities – 0.7%		2,524,453
Net Assets – 100.0%		$350,297,096
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,476,513 and $344,296,130, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $87,241,675, representing 24.9% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 1/31/23
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	157	$17,978,953	March – 2023	$229,187
At January 31, 2023, the fund had liquid securities with an aggregate value of $321,760 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of January 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$103,796,600	$—	$103,796,600
Non - U.S. Sovereign Debt	—	3,640,991	—	3,640,991
Municipal Bonds	—	18,720,018	—	18,720,018
U.S. Corporate Bonds	—	131,485,323	—	131,485,323
Residential Mortgage-Backed Securities	—	2,489,385	—	2,489,385
Commercial Mortgage-Backed Securities	—	7,988,351	—	7,988,351
Asset-Backed Securities (including CDOs)	—	5,649,485	—	5,649,485
Foreign Bonds	—	70,525,977	—	70,525,977
Mutual Funds	3,476,513	—	—	3,476,513
Total	$3,476,513	$344,296,130	$—	$347,772,643
Other Financial Instruments
Futures Contracts – Assets	$229,187	$—	$—	$229,187

Supplemental Information (unaudited) – continued
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,639,402	$16,267,117	$15,430,935	$846	$83	$3,476,513
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$42,048	$—